Long-Term Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Long-term Prepaid Expenses
Long-Term Prepaid Expenses
	As at December 31,
	2019	2018
	$ Thousands
Deferred expenses, net (1)	22,600	18,786
Contract costs	4,721	3,720
Others	2,864	1,067
	30,185	23,573

(1)	Relates to deferred expenses, net for OPC’s connection fees to the gas transmission network and the electricity grid.